Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 were as follows:

	Shanghai Chejia
	RMB	US$
Balance at December 31, 2018	145,063,857	21,098,663

Balance at December 31, 2019	145,063,857	20,837,119

Balance at December 31, 2020	145,063,857	22,232,009